Restatement of Financial Statements - Schedule of Restated Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities:
Net income (loss)	$ (39,205)	$ (219)	$ (40,268)	$ (8,312)	$ (3,585)	$ (11,561)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation and accretion	10,198	5,978	19,863	9,177	24,237	10,827
Deferred income taxes			5,932	(4,595)	(3,508)	(1,587)
Changes in operating assets and liabilities (net of assets and liabilities acquired)
Accounts receivable			1,539	(4,371)	(562)	(1,534)
Other current assets			(740)	(801)	149	(126)
Net cash provided by (used in) operating activities			6,702	(3,969)	13,577	9,447
Cash flows from investing activities:
Purchases of oil and gas properties, net of post-close adjustments			(36,836)	(115,003)	(115,342)	(30,392)
Net cash provided by (used in) investing activities			(39,718)	(307,785)	(309,958)	(30,392)
Cash flows from financing activities:
Net cash provided by (used in) financing activities			17,256	319,380	320,040	22,061
Net increase (decrease) in cash and cash equivalents			(15,760)	7,626	23,659	1,116
Cash and cash equivalents, beginning of period			28,989	5,330	5,330	4,214
Cash and cash equivalents, end of period	$ 13,229	$ 12,956	13,229	12,956	28,989	5,330
As Previously Reported [Member]
Cash flow from operating activities:
Net income (loss)					(1,030)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation and accretion					26,948
Deferred income taxes					(2,728)
Changes in operating assets and liabilities (net of assets and liabilities acquired)
Accounts receivable					(3,235)
Other current assets					411
Net cash provided by (used in) operating activities					17,212
Cash flows from investing activities:
Purchases of oil and gas properties, net of post-close adjustments					(118,977)
Net cash provided by (used in) investing activities					(313,593)
Cash flows from financing activities:
Net cash provided by (used in) financing activities					320,040
Net increase (decrease) in cash and cash equivalents					23,659
Cash and cash equivalents, beginning of period			28,989	5,330	5,330
Cash and cash equivalents, end of period					28,989	5,330
Adjustments [Member]
Cash flow from operating activities:
Net income (loss)					(2,555)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation and accretion					(2,711)
Deferred income taxes					(780)
Changes in operating assets and liabilities (net of assets and liabilities acquired)
Accounts receivable					2,673
Other current assets					(262)
Net cash provided by (used in) operating activities					(3,635)
Cash flows from investing activities:
Purchases of oil and gas properties, net of post-close adjustments					3,635
Net cash provided by (used in) investing activities					3,635
Cash flows from financing activities:
Net cash provided by (used in) financing activities					0
Net increase (decrease) in cash and cash equivalents					0
Cash and cash equivalents, beginning of period			$ 0	$ 0	0
Cash and cash equivalents, end of period					$ 0	$ 0